Cash, Cash Equivalents, and Marketable Securities - Schedule of Cash and Cash Equivalents and Marketable Securities, Fair Value on a Recurring basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Cash and Cash Equivalents [Line Items]
Cost	$ 117,087	$ 105,152
Net Unrealized Gains (Losses)	0	(4,313)
Total Fair Values	117,087	100,839
Cash and Cash Equivalents	117,087	14,687	$ 495,458
Marketable Securities	0	86,152
Cash
Cash and Cash Equivalents [Line Items]
Cost	16,479	11,652
Net Unrealized Gains (Losses)	0	0
Total Fair Values	16,479	11,652
Cash and Cash Equivalents	16,479	11,652
Marketable Securities		0
Money market funds | Level 1
Cash and Cash Equivalents [Line Items]
Cost	100,608	3,035
Net Unrealized Gains (Losses)	0	0
Total Fair Values	100,608	3,035
Cash and Cash Equivalents	$ 100,608	3,035
Marketable Securities		0
Mutual funds | Level 1
Cash and Cash Equivalents [Line Items]
Cost		90,465
Net Unrealized Gains (Losses)		(4,313)
Total Fair Values		86,152
Cash and Cash Equivalents		0
Marketable Securities		$ 86,152